Related party transactions - Lease agreements (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Leases balances
Right-of-use asset	€ 2,888,836		€ 3,013,502
Lease Agreements
Lease Transactions
Depreciation	3,070	€ 12,750
Interest expense	73	953
Lease expense		100
Leases balances
Right-of-use asset	13,794		17,522
Lease liability	14,268		18,102
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	3,070	3,440
Interest expense	73	127
Lease expense		100
Leases balances
Right-of-use asset	13,794		17,522
Lease liability	€ 14,268		18,102
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation		9,310
Interest expense		€ 826
Production sites in Schweinfurt and St. Wendel, Germany | Fresenius SE Companies
Related party transactions
Total transaction cost for previously leased assets			181,373
Purchase price for previously leased assets			€ 171,642